UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10395
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Pioneer Series Trust VII
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(Exact name of registrant as specified in charter)

60 State Street Boston, MA  02109
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(Address of principal executive offices)

Terrence J. Cullen
60 State Street
Boston, MA  02109
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(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  October 31

Date of reporting period:  July 1, 2018 to June 30, 2019

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Pioneer Series Trust VII

By (Signature and Title) /s/ Lisa Jones
                         -------------------------
                         Lisa Jones, Chief Executive Officer
                         & President

Date: August 19, 2019

======================== Pioneer Global High Yield Fund ========================

ABENGOA SA

Ticker:       ABG            Security ID:  E0002V203
Meeting Date: OCT 01, 2018   Meeting Type: Special
Record Date:  SEP 26, 2018

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Stock Split                     Against   Against      Shareholder
2     Approve Temporary Suspension of         Against   Against      Shareholder
      Trading of Company Shares until the
      Split is Effective, in Case Item 1 is
      Approved
3     Authorize Board to Ratify and Execute   For       For          Management
      Approved Resolutions

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ABENGOA SA

Ticker:       ABG            Security ID:  E0002V203
Meeting Date: MAR 27, 2019   Meeting Type: Special
Record Date:  MAR 22, 2019

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Issuance of Convertible Bonds   For       For          Management
      by Companies of the Group other than
      Abengoa SA as Part of the Debt
      Restructuring Plan of Abengoa Group
2     Amend Remuneration Policy               For       Against      Management
3     Authorize Board to Ratify and Execute   For       For          Management
      Approved Resolutions

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ABENGOA SA

Ticker:       ABG            Security ID:  E0002V203
Meeting Date: JUN 24, 2019   Meeting Type: Annual
Record Date:  JUN 17, 2019

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Approve Consolidated and Standalone     For       For          Management
      Financial Statements
1.2   Approve Treatment of Net Loss           For       For          Management
1.3   Approve Discharge of Board              For       For          Management
2     Advisory Vote on Remuneration Report    For       Against      Management
3     Approve Remuneration of Directors       For       For          Management
4     Authorize Board to Ratify and Execute   For       For          Management
      Approved Resolutions

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DESARROLLADORA HOMEX SAB DE CV

Ticker:       HOMEX          Security ID:  P35054132
Meeting Date: APR 30, 2019   Meeting Type: Annual
Record Date:  APR 15, 2019

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Individual and Consolidated     For       Against      Management
      Financial Statements and Statutory
      Reports
2     Approve Allocation of Income            For       For          Management
3     Present Report on Share Repurchase      For       For          Management
      Reserve
4     Approve Report of Audit Committee and   For       For          Management
      Corporate Practices and Compensation
      Committee
5     Receive Report on Integration of Share  For       Against      Management
      Capital; Authorize Increase in
      Variable Portion of Capital in
      Accordance with Capitalization Plan
      Approved by Board
6     Elect or Ratify Directors, Chairman,    For       Against      Management
      Secretary of Board, Chairmen and
      Members of Audit Committee and
      Corporate Practices and Compensation
      Committee; Approve Their Remuneration;
      Verify Independence Classification of
      Directors
7     Authorize Board to Ratify and Execute   For       For          Management
      Approved Resolutions

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FRONTERA ENERGY CORPORATION

Ticker:       FEC            Security ID:  35905B107
Meeting Date: MAY 29, 2019   Meeting Type: Annual/Special
Record Date:  APR 18, 2019

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Fix Number of Directors at Seven        For       For          Management
2.1   Elect Director Luis Fernando Alarcon    For       For          Management
2.2   Elect Director W. Ellis Armstrong       For       For          Management
2.3   Elect Director Gabriel de Alba          For       For          Management
2.4   Elect Director Raymond Bromark          For       For          Management
2.5   Elect Director Orlando Cabrales         For       For          Management
2.6   Elect Director Russell Ford             For       For          Management
2.7   Elect Director Veronique Giry           For       For          Management
3     Approve Ernst & Young LLP as Auditors   For       For          Management
      and Authorize Board to Fix Their
      Remuneration
4     Amend Shareholder Rights Plan           For       Against      Management

=================== Pioneer Global Multi Sector Income Fund ====================

SKY LTD.

Ticker:                      Security ID:  G15632AR6
Meeting Date: APR 26, 2019   Meeting Type: Bondholder
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Extraordinary Resolution as     None      For          Management
      per Meeting Notice

========== END NPX REPORT